19. SEGMENT REPORTING (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Revenues	$ 132,028	$ 72,773	$ 20,023
Property and management cost	16,515	17,636	17,360
Provision for credit losses	17,490	10,021	209
Interest expense, related parties	6,231	6,109	1,991
Interest expense	39,606	24,806	14,530
Product development expense	9,443	6,157	3,321
Segment Income (loss) before taxes	42,743	8,044	(17,388)
General and administrative	25,945	16,979	13,353
Selling and marketing	13,508	3,360	1,558
Litigation expense			4,350
Income (loss) from continuing operations before income taxes	3,290	(12,295)	(36,649)
Internet-based business
Segment Revenues	106,376	46,585	438
Property and management cost	0	0	0
Provision for credit losses	17,490	10,021	209
Interest expense, related parties	5,700	6,038	1,281
Interest expense	33,452	16,694	7,292
Product development expense	9,443	6,157	3,321
Segment Income (loss) before taxes	40,291	7,675	(11,665)
General and administrative	0	0	0
Selling and marketing	0	0	0
Litigation expense			0
Income (loss) from continuing operations before income taxes	40,291	7,675	(11,665)
Hotel business
Segment Revenues	16,596	16,462	14,648
Property and management cost	14,466	15,573	14,828
Provision for credit losses	0	0	0
Interest expense, related parties	244	71	582
Interest expense	6,082	8,112	7,238
Product development expense	0	0	0
Segment Income (loss) before taxes	(4,196)	(7,294)	(8,000)
General and administrative	0	0	0
Selling and marketing	0	0	0
Litigation expense			0
Income (loss) from continuing operations before income taxes	(4,196)	(7,294)	(8,000)
Office Leasing
Segment Revenues	9,056	9,726	4,937
Property and management cost	2,049	2,063	2,532
Provision for credit losses	0	0	0
Interest expense, related parties	287	0	128
Interest expense	72	0	0
Product development expense	0	0	0
Segment Income (loss) before taxes	6,648	7,663	2,277
General and administrative	0	0	0
Selling and marketing	0	0	0
Litigation expense			0
Income (loss) from continuing operations before income taxes	6,648	7,663	2,277
Corporate
Segment Revenues	0	0	0
Property and management cost	0	0	0
Provision for credit losses	0	0	0
Interest expense, related parties	0	0	0
Interest expense	0	0	0
Product development expense	0	0	0
Segment Income (loss) before taxes	0	0	0
General and administrative	25,945	16,979	13,353
Selling and marketing	13,508	3,360	1,558
Litigation expense			4,350
Income (loss) from continuing operations before income taxes	$ (39,453)	$ (20,339)	$ (19,261)